Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
The Company recorded the activity related to the warranty reserve for the years ended December 31 as follows:

In millions	2011	2010	2009
Warranty reserve liability
Beginning balance as of January 1	$24	$25	$24
Accruals for warranties issued	42	48	47
Settlements (in cash or in kind)	(43)	(49)	(46)
Ending balance as of December 31	$23	$24	$25

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases as of December 31, 2011, for the following fiscal years were:

In millions	2012	2013	2014	2015	2016	Thereafter
Minimum lease obligations	$62	$46	$37	$27	$20	$13